Gross profit from insurance and pension plans (Tables)	12 Months Ended
Dec. 31, 2019
Gross profit from insurance and pension plans (Tables) [Abstract]
Gross profit from insurance and pension plans

11.  Gross profit from insurance and pension plans

	R$ thousand
	Years ended December 31
	2019	2018	2017
Written premiums	67,835,874	62,736,288	65,864,591
Supplemental pension plan contributions	3,954,904	4,441,813	5,090,043
Granted coinsurance premiums	(62,903)	(47,232)	(49,715)
Refunded premiums	(467,546)	(769,311)	(667,196)
Net written premiums earned	71,260,329	66,361,558	70,237,723
Reinsurance premiums paid	(68,919)	(91,463)	(191,088)
Premiums retained from insurance and pension plans	71,191,410	66,270,095	70,046,635

Changes in the provision for insurance	(29,047,959)	(25,837,488)	(30,435,868)
Changes in the provision for private pension plans	(2,988,568)	(3,571,734)	(4,369,903)
Changes in the insurance technical provisions and pension plans	(32,036,527)	(29,409,222)	(34,805,771)

Reported indemnities	(28,009,648)	(26,463,800)	(25,924,687)
Claims expenses	(117,705)	(67,298)	(36,068)
Recovery of ceded coinsurance	160,443	117,703	35,332
Recovery of reinsurance	50,237	18,786	116,913
Salvage recoveries	589,906	491,559	488,057
Changes in the IBNR provision	(324,069)	(121,320)	(274,509)
Retained claims	(27,650,836)	(26,024,370)	(25,594,962)

Commissions on premiums	(2,728,176)	(2,655,101)	(2,700,131)
Recovery of commissions	5,855	12,411	19,334
Fees	(422,952)	(353,139)	(403,835)
Brokerage expenses - private pension plans	(101,626)	(125,770)	(153,552)
Changes in deferred commissions	(2,209)	(58,032)	(167,728)
Selling expenses for insurance and pension plans	(3,249,108)	(3,179,631)	(3,405,912)

Gross profit from insurance and pension plans	8,254,939	7,656,872	6,239,990